Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LIQUIDITY
Liquidity and Going Concern
NOTE 3 – LIQUIDITY AND GOING CONCERN
As shown in the accompanying condensed consolidated financial statements as of June 30, 2023, the Company had an accumulated deficit of approximately $64.4 million and working capital of approximately $1.5 million. At June 30, 2023, the Company had long term debt of approximately $18.7 million and approximately $8.7 million of unrestricted cash on hand. For the six months ended June 30, 2023, the Company recognized a net loss of approximately $16.4 million and negative cash flows from operations of approximately $8.7 million. Since inception, the Company has met its cash needs through proceeds from issuing convertible notes, warrants and sales of its common stock.
The Company currently projects that it will need additional capital to fund its current operations and capital investment requirements until the Company scales to a revenue level that permits cash self-sufficiency. As a result, the Company needs to raise additional capital or secure debt funding to support on-going
operations until such time. This projection is based on the Company’s current expectations regarding revenues, expenditures, cash burn rate and other operating assumptions. The sources of this capital are anticipated to be from the sale of equity and/or debt. Alternatively, or in addition, the Company may seek to sell assets which it regards as non-strategic.
Any of the foregoing may not be achievable on favorable terms, or at all. Additionally, any debt or equity transactions may cause significant dilution to existing stockholders.
If the Company is unable to raise additional capital moving forward, its ability to operate in the normal course and continue to invest in its product portfolio may be materially and adversely impacted and the Company may be forced to scale back operations or divest some or all of its assets.
As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these unaudited condensed consolidated financial statements are available to
be issue
d
. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concer
n
.

NOTE 2 – LIQUIDITY AND GOING CONCERN
Since inception, the Company has met its cash needs through proceeds from issuing convertible notes, warrants and its IPO. As shown in the accompanying consolidated financial statements as of and for the year ended

December 31, 2022, the Company has an accumulated deficit of $47,994,100, working capital of $9,178,005, debt of $20,203,700 and $13,764,508 of unrestricted cash on hand. For the years ended December 31, 2022 and 2021, the Company has reported operating losses and negative cash flows from operations.
The Company currently projects that it will need additional capital to fund its current operations and capital investment requirements until the Company scales to a revenue level that permits cash self-sufficiency. As a result, the Company needs to raise additional capital or secure debt funding to support on-going operations until such time. This projection is based on the Company’s current expectations regarding revenues, expenditures, cash burn rate and other operating assumptions. The sources of this capital are anticipated to be from the sale of equity and/or debt. Alternatively, or in addition, the Company may seek to sell assets which it regards as non-strategic.
Any of the foregoing may not be achievable on favorable terms, or at all. Additionally, any debt or equity transactions may cause significant dilution to existing stockholders.
If the Company is unable to raise additional capital moving forward, its ability to operate in the normal course and continue to invest in its product portfolio may be materially and adversely impacted and the Company may be forced to scale back operations or divest some or all of its assets.
As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s (“FASB”) Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these consolidated financial statements are available to be issued. These consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.